Receivables - Summary of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Less provision for impairment of trade accounts receivable	$ (6)	$ (6)
Trade accounts receivable	390	427
Income taxes receivable (Note 8)	24	41
Margin deposits on derivative instruments	21	27
GST and VAT receivable	24	22
Other non-tradeaccounts	30	28
Receivables	489	545
Trade accounts receivable [member] | Canpotex [member]
Trade and other current receivables [abstract]
Trade accounts receivable	82	141
Trade accounts receivable [member] | Other customers [member]
Trade and other current receivables [abstract]
Trade accounts receivable	$ 314	$ 292